UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6425

Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.9% (3.7% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 4,520,800
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
960	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	898,070
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,510	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,780,733
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
7,530	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	7,300,561
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
3,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	2,042,961
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
21,370	Total Consumer Staples			18,543,125
	Education and Civic Organizations – 7.6% (4.8% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	262,254
	2005A, 5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	2,126,178
	Tender Option Bond Trust 09-11B, 17.175%, 10/01/38 (IF)
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2	2,796,224
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	202,297
260	5.000%, 11/01/25	11/15 at 100.00	A2	263,177
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,378,490
	Trust 1065, 9.236%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/10 at 100.00	Baa2	4,013,480
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	Aa3	6,607,616
	AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	802,970
	5.000%, 9/01/34
2,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	2,539,173
	AMBAC Insured (UB)
23,995	Total Education and Civic Organizations			23,991,859
	Health Care – 19.5% (12.4% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	1,762,233
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
640	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	585,696
	Series 2006, 5.000%, 4/01/37
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	13,728,071
	5.250%, 11/15/46 (UB)
2,855	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	2,390,806
	of Central California, Series 2007, 5.250%, 2/01/46
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	Aa2	1,256,066
	Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,603,080
	System, Trust 2554, 18.284%, 7/01/47 – FSA Insured (IF)
535	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	572,696
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,340,265
	Health System, Series 2005A, 5.250%, 7/01/30

17,075	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	15,453,558
	System, Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	2,934,891
	System, Series 2001C, 5.250%, 8/01/31
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	Aa3	16,406,426
	2007C, 5.000%, 8/15/38 – AMBAC Insured (UB)
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,325,564
	2008A, 8.250%, 12/01/38
65,211	Total Health Care			61,359,352
	Housing/Multifamily – 2.8% (1.8% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	896,490
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
2,110	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/10 at 100.00	N/R	2,083,878
	5.700%, 3/01/18
2,185	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/10 at 100.00	N/R	2,007,360
	Project, Series 1998, 5.800%, 3/01/28
3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/10 at 101.00	N/R	2,778,378
	Series 1999A, 5.900%, 3/20/29
895	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	5/10 at 100.00	Aa2	897,766
	Series 1992A, 7.000%, 11/01/14
9,230	Total Housing/Multifamily			8,663,872
	Housing/Single Family – 5.1% (3.2% of Total Investments)
640	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	664,678
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, 4.625%,	2/16 at 100.00	AA–	15,341,652
	8/01/26 (Alternative Minimum Tax)
18,340	Total Housing/Single Family			16,006,330
	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,893,860
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 0.8% (0.5% of Total Investments)
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Ba1	2,667,420
	Project, Series 2007, 5.375%, 12/01/37
	Tax Obligation/General – 17.9% (11.4% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,056,294
	Series 2002, 5.375%, 7/01/20 – FSA Insured
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A	81,381
15,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A	15,260,400
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AA–	1,459,256
	Bonds, Series 2002A, 5.375%, 8/01/20 – NPFG Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	3,661,984
	5.000%, 6/01/29 – FSA Insured (UB)
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,386,007
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – FSA Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AA–	2,679,940
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,286,006
	5.000%, 7/01/17 – FSA Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	582,097
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	1,530,690
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,607,028
	Series 2003E, 5.250%, 7/01/21 – FSA Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	525,661
	2005A, 5.000%, 8/01/29 – FSA Insured

1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AA	1,559,895
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,212,300
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured (UB)
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA–	1,442,931
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,088,830
	Bonds, Series 2003B, 5.000%, 8/01/23 – FSA Insured
54,050	Total Tax Obligation/General			56,420,700
	Tax Obligation/Limited – 29.3% (18.6% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	BBB+	1,429,572
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	BBB+	1,178,676
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A–	3,161,455
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A–	2,035,380
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	5,201,137
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A–	979,710
	2009G-1, 5.750%, 10/01/30
1,605	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1	1,750,156
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	668,251
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	2,647,860
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds,
	Merged Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	2/10 at 101.00	N/R	959,050
2,765	5.700%, 8/01/28	2/10 at 101.00	N/R	2,348,978
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	A	1,171,650
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	A	3,103,006
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – NPFG Insured
1,025	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	12/09 at 100.00	AA–	1,053,085
	6.625%, 12/01/11
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,885	13.450%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A–	852,359
1,320	13.450%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A–	408,646
9,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	8,379,760
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	280,000
735	5.125%, 9/01/36	9/16 at 100.00	N/R	604,332
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	2,785,346
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,305,437
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,366,283
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – FSA Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	17,589,951
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A	1,205,030
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,543,050
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,513,815

600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	523,176
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	A+	4,374,907
	5.250%, 9/01/22 – NPFG Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A	1,717,060
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	734,607
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	A1	8,125,958
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,623,475
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	A	2,820,968
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	BBB+	1,926,249
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
94,795	Total Tax Obligation/Limited			92,368,375
	Transportation – 13.8% (8.8% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,031,410
	2006, 5.000%, 4/01/31 (UB)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,067,388
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,661,640
	Bonds, Series 1999, 5.875%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	2,053,460
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	20,239,000
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	1,514,795
3,865	5.250%, 5/01/19 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	3,914,704
43,265	Total Transportation			43,482,397
	U.S. Guaranteed – 39.0% (24.8% of Total Investments) (4)
7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	7,882,066
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
9,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,038,060
	5/01/18 (Pre-refunded 5/01/12)
6,190	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2 (4)	6,501,914
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	2/10 at 100.00	Aaa	9,711,680
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,965	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	2,175,432
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	1,767,217
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) –
	FSA Insured
1,110	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1 (4)	1,292,528
	(Pre-refunded 7/01/14)
2,500	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,905,950
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	Aa2 (4)	5,049,834
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – MBIA Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	A (4)	1,872,899
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – MBIA Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	17,525,947
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	3,590,280
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)

6,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AA (4)	6,235,680
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) –
	FGIC Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (4)	3,225,387
	2001, 5.000%, 8/01/20 (Pre-refunded 8/01/11) – MBIA Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,802,904
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	5,270,100
	5.500%, 10/01/32
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21	7/12 at 100.00	AAA	2,997,910
	(Pre-refunded 7/01/12) – FSA Insured
10,850	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	12,688,641
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1 (4)	3,328,560
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	MBIA Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AA (4)	5,505,716
10,255	5.000%, 9/01/19 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AA (4)	10,723,859
107,900	Total U.S. Guaranteed			123,092,564
	Utilities – 7.7% (4.9% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,151,613
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	513,825
	2005A-1, 5.000%, 7/01/31 – FSA Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,090,900
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,309,605
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,325,750
	Project, Series 2003, 5.700%, 9/01/36
1,200	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	1,237,428
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,511,533
	2002Q, 5.250%, 8/15/21 – FSA Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	A+	4,222,680
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	A+	6,011,940
	6.750%, 7/01/11
25,040	Total Utilities			24,375,274
	Water and Sewer – 7.4% (4.7% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	5,751,912
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – FSA Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA	1,903,296
	of Participation, Series 2008, Trust 3220, 14.187%, 7/01/35 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – NPFG Insured	12/13 at 100.00	A+	1,079,220
1,440	5.250%, 12/01/21 – NPFG Insured	12/13 at 100.00	A+	1,545,149
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A+	1,231,124
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	820,981
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,236,975
	AMBAC Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	757,502
	Bond Trust 09-8B, 17.387%, 7/01/35 (IF)
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AA–	5,735,448
	Series 2002A, 5.000%, 11/01/19 – NPFG Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AA	1,635,535
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AA	1,710,123
22,130	Total Water and Sewer			23,407,265

$ 490,826	Total Investments (cost $487,624,781) – 157.4%			496,272,393
	Floating Rate Obligations – (9.7)%			(30,440,000)
	Other Assets Less Liabilities – 2.2%			6,736,001
	Preferred Shares, at Liquidation Value – (49.9)% (5)			(157,225,000)
	Net Assets Applicable to Common Shares – 100%			$ 315,343,394

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2009:

Investments:
Municipal Bonds	$ —	$496,272,393	$ —	$496,272,393

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $457,256,937.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 21,639,852
Depreciation	(13,059,653)
Net unrealized appreciation (depreciation) of investments	$ 8,580,199

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010